PGIM ETF TRUST

655 BROAD STREET

NEWARK, NEW JERSEY 07102

September 24, 2018

VIA EDGAR SUBMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: PGIM ETF Trust (the “Trust”): Form N-1A

Post-Amendment No. 7 to the Registration Statement under the Securities Act of 1933 (No. 333-222469);
Amendment No. 8 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-23324)

Dear Mr. Zapata:

We filed on June 28, 2018 on behalf of PGIM Active High Yield Bond ETF (the “Fund”), a series of PGIM ETF Trust (the “Registrant”), Post-Effective Amendment No. 3 to the Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 4 to the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”). The Amendment was filed under Rule 485(a) to include the Fund as a new series of the Trust.

This letter is intended to respond to the staff’s comment on the Registration Statement that you conveyed to the undersigned on August 14, 2018. For your convenience, a summary of the staff’s comments is included herein followed by the Fund’s responses. Capitalized terms used herein, and not otherwise defined, have the respective meanings assigned in the Amendment.

Prospectus

Comment 1. Confirm that the derivatives that are included in the Fund’s 80% policy are valued at market value for purposes of the names rule. Add disclosure addressing the valuation.

Response: Applicable rules and regulations do not specify how derivatives should be valued for purposes of the names rule. For purposes of the 80% policy, the Fund values derivatives utilizing notional value. The Fund believes that this approach is more consistent with the exposures that the Fund is seeking. Additionally, the Fund may only invest up to 25% in derivatives. The Fund has revised its disclosure to reflect how it values derivatives for purposes of the 80% test.

Comment 2. Clarify the disclosure in the “ETF Shares Trading Risk” in the prospectus summary whether the securities underlying the Fund trade outside the collateral settlement system. If they do so, please add disclosure where appropriate. Also revise the disclosure to discuss that there are limited numbers of APs that may trade with the Fund.

Response: The disclosure has been revised as requested.

The Fund’s risk factor entitled “Authorized Participant Concentration Risk” discloses that there are a limited number of APs that may transact with the Fund.

Comment 3. Please consider revising the risk factor entitled “Risk of Increase in Expenses” to provide additional details.

Response: The Fund submits that the risk factor is meant to broadly disclose that [fees may increase. Thus, the Registrant respectfully submits that additional disclosure is not necessary.

Comment 4. Please include all comments to the prospectus summary to the statutory prospectus.

Response: The Registrant has updated the statutory prospectus to be consistent with revisions made in the summary prospectus

Comment 5. Confirm whether loan participations and assignments are a principal investment strategy.

Response: The Fund confirms that investments in loan participations and assignments are a principal investment strategy and are disclosed in the prospectus summary as principal investments.

Comment 6. Since the Fund is going to invest in “junk” bonds, please explain how the Fund will comply with the representations it made with regard to arbitrage opportunities in the applicable exemptive relief.

Response: The Fund’s investment adviser has assessed the liquidity and availability of the types of high yield bonds in which it expects the Fund to invest and has discussed this asset class with potential authorized participants and market makers. Based on these discussions, and the adviser’s assessment of the market for these securities, the Fund does not anticipate that holding these securities will have an adverse impact on transactions in Fund shares by authorized participants. Accordingly, the Fund has concluded that it will be able to comply with the applicable exemptive relief.

Comment 7. Are repurchase agreements being counted to the names rule 80% policy?

Response: The Fund only invests in repurchase agreements for cash management purposes. As a result, a repurchase agreement will not be included in the Fund’s 80% policy unless it is structured to have economic characteristics similar to the securities that are included in the 80% policy.

Thus, the Registrant respectfully submits that additional disclosure is not necessary.

Statement of Additional Information

Comment 8. Under “Exchange Listing and Trading” please clarify if the Fund can use stale pricing or some other element that may impact the Fund’s IIV price.

Response: As disclosed in the registration statement, the Fund is not involved in or responsible for any aspect of the calculation or dissemination of the IIV and makes no representation or warranty regarding its accuracy. The Fund also discloses that the Fund’s net asset value, unlike the IIV, may reflect aspects of its portfolio securities, such as accrued interest, dividends or income that are not reflected in the IIV. Moreover, the Fund has added disclosure to make clear that its net asset value may reflect the fair valuation of its portfolio securities that may cause them to be valued differently from the price reflected in the IIV. Accordingly, the Fund believes it has adequately disclosed the potential for the IIV to diverge from the Fund’s reported net asset value.

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Any questions or comments with respect to the Amendment may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President & Corporate Counsel